Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2024
Selected Statement of Operations Data [Abstract]
Schedule of Revenues Classified By Product Lines

The following table sets forth the revenues classified by product lines:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

Product line “A”	$11,765	$11,497	$11,545
Product line “B”	1,851	2,127	2,343
Product line “C”	7,830	7,988	7,663
	$21,446	$21,612	$21,551

Schedule of Geographical Revenues Classified By Geographical Location of the Customers	The following table sets forth the geographical revenues classified by geographical location of the customers:
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands

The Americas	$8,508	$7,897	$8,536
Europe	11,402	11,633	11,382
Israel	1,061	920	825
Other	475	1,162	808
	$21,446	$21,612	$21,551

Schedule of Financial Income, Net	Financial income, net:
	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Income:
Interest on bank deposits and short-term investments	$750	$737	$262
Non-dollar currency gains, net	-	50	-
Unrealized gain from marketable securities	11	8	-
Other financial income	9	10	58
	770	805	320
Expenses:
Non-dollar currency losses, net	(159)	-	(99)
Unrealized loss from marketable securities	-	-	(34)
Realized loss from sale of marketable securities	-	-	(11)
Bank commissions and charges	(24)	(27)	(23)
Other financial expenses	-	-	(60)
	(183)	(27)	(227)
	$587	$777	$93

Schedule of Earnings per Ordinary Share EPS

The following table sets forth the computation of the Company’s basic and diluted EPS:

	Years Ended December 31,
	2 0 2 4	2 0 2 3	2 0 2 2
	In thousands

Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,297	20,163	20,099
Incremental shares from assumed exercise of options	284	308	298
Weighted average number of shares used in computation of diluted EPS	20,581	20,471	20,397